Disposal of Baichuan	12 Months Ended
Jun. 30, 2024
Disposal of Baichuan [Abstract]
Disposal of Baichuan
20.	Disposal of Baichuan

On March 1, 2022, 100% equity of ChangYou Star was disposed of to Beijing Shanronghaina Network Technology Co., Ltd., an entity controlled by the same group of shareholders with the Company with the same shareholder ownership percentages for a consideration of RMB50,000, of which RMB28,000 was waived upon the Step 2 Reorganization. The transaction is a transfer among entities that have a high degree of common ownership and determined to lack economic substance and is accounted for in a manner similar to a disposal under common control pursuant to ASC 360-10. Any difference between the proceeds received by the transferring entity and the book value of the disposal Group (after impairment included in earnings, if any) was recognized as a capital transaction and no gain or loss was recorded. As such, RMB500 was recognized as a dividend to the shareholders, which represents the difference between the proceeds of RMB22,000 and the disposal Group’s net carrying value. The Management does not consider the disposal is a strategic shift with major effect and determined that discontinued operations reporting is not applicable.